Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DISCOVERY FUND

Class A, Class C, Institutional Class, Investor Class and Administrator Class

Supplement dated March 19, 2010, to the Prospectus dated March 1, 2010, as previously supplemented as the case may be.

This supplement contains important information about the Fund referenced above.

Effective immediately, the second sentence of the first paragraph of the Principal Investment Strategies section of the Fund’s Prospectuses is deleted and replaced with the following:

We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently.

SCAM030/P203SP


[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | March 1, 2010, as supplemented on March 19, 2010
-------------------------------------------------------------------------------

DISCOVERY FUND

CLASS/Ticker: ADMINISTRATOR CLASS Ticker: WFDDX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH
CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH
FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY
CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM
THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION
("SAI"), DATED MARCH 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN
EACH FUND'S MOST RECENT ANNUAL REPORT DATED OCTOBER 31, 2009, ARE INCORPORATED
BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY
BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.


 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed               None
  on purchases
  Maximum deferred sales charge (load)              None



               ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
  Management Fees                                 0.75%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses                                  0.50%
  Acquired Fund Fees and Expenses                 0.01%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.26%
  Fee Waivers                                     0.10%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.16%
  AFTER FEE WAIVER/1/


1 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of
  1.15%. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest
$10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.


   1 Year      $           118
   3 Years     $           390
   5 Years     $           682
  10 Years     $         1,514


 1

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 221% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth.We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
LIQUIDITY RISK. A security may not be able to be sold at the time desired without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the
Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

 2

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]


                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                    ADMINISTRATOR CLASS (Incepted on April 11, 2005)
2000     2001      2002      2003     2004      2005     2006     2007     2008     2009
3.97%    4.17%   -12.12%    38.34%    15.69%    7.54%    13.27%   22.22%  -43.48%  38.66%


             BEST AND WORST QUARTER
  Best Quarter:       Q2    2008       17.58%
  Worst Quarter:      Q4    2008      -29.30%



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                                1 YEAR       5 YEAR       10 YEARS
 ADMINISTRATOR CLASS (Incepted on April      38.66%        3.13%          5.92%
  11, 2005)
  Returns Before Taxes
 ADMINISTRATOR CLASS (Incepted on April      38.66%        1.79%          4.59%
  11, 2005)
  Returns After Taxes on Distributions
 ADMINISTRATOR CLASS (Incepted on April      25.13%        2.40%          4.69%
  11, 2005)
  Returns After Taxes on Distributions
and Sale of Fund Shares
 RUSSELL 2500TM GROWTH INDEX                 41.66%        2.00%         -0.18%
  (reflects no deduction for expenses
  or taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual
Retirement Accounts.

 3

FUND MANAGEMENT


  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC



 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    JAMES M. LEACH, CFA, Portfolio Manager / 2003
 Management      THOMAS J. PENCE, CFA, Portfolio Manager / 2001
 Incorporated


SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES
Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.


 INSTITUTIONS PURCHASING FUND SHARES     TO PLACE ORDERS OR REDEEM SHARES
--------------------------------------- -------------------------------------------
 OPENING AN ACCOUNT                      MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which currently have      P.O. Box 8266
  another account with
 WELLS FARGO ADVANTAGE FUNDS may open   Boston, MA 02266-8266
  an account by
 phone or internet. If the institution  INTERNET:www.wellsfargo.com/advantagefunds does not have an
 account, contact your investment       PHONE OR WIRE: 1-800-222-8222 or
  representative.
 FOR MORE INFORMATION                   1-800-368-7550
 See HOW TO BUY SHARES beginning on     IN PERSON: Investor Center
  page 79 of the
 Prospectus                             100 Heritage Reserve
                                        Menomonee Falls,Wisconsin 53051.
                                        CONTACT YOUR INVESTMENT REPRESENTATIVE.


TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                           0303703/P3703-3/18/10
 4


[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | March 1, 2010, as supplemented on March 19, 2010
-------------------------------------------------------------------------------

DISCOVERY FUND

CLASS/Ticker: INSTITUTIONAL CLASS Ticker: WFDSX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH
CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH
FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY
CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM
THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION
("SAI"), DATED MARCH 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN
EACH FUND'S MOST RECENT ANNUAL REPORT DATED OCTOBER 31, 2009, ARE INCORPORATED
BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY
BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.


 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed               None
  on purchases
  Maximum deferred sales charge (load)              None



               ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
  Management Fees                                 0.75%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses                                  0.23%
  Acquired Fund Fees and Expenses                 0.01%
  TOTAL ANNUAL FUND OPERATING EXPENSES            0.99%
  Fee Waivers                                     0.03%
  TOTAL ANNUAL FUND OPERATING EXPENSES            0.96%
  AFTER FEE WAIVER/1/


1 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of
  0.95%. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest
$10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.


   1 Year      $            98
   3 Years     $           312
   5 Years     $           544
  10 Years     $         1,210


 1

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 221% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth.We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
LIQUIDITY RISK. A security may not be able to be sold at the time desired without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the
Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

 2

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]


                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                   INSTITUTIONAL CLASS (Incepted on August 31, 2006)
2000      2001       2002        2003        2004      2005        2006       2007      2008       2009
3.97%     4.17%     -12.12%     38.34%      15.69%     7.54%      13.37%     22.52%    -43.35%    38.88%


             BEST AND WORST QUARTER
  Best Quarter:       Q2    2008       17.61%
  Worst Quarter:      Q4    2008      -29.25%



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                               1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS (Incepted on           38.88%        3.28%           5.99%
  August 31, 2006)
  Returns Before Taxes
 INSTITUTIONAL CLASS (Incepted on           38.88%        1.94%           4.67%
  August 31, 2006)
  Returns After Taxes on Distributions
 INSTITUTIONAL CLASS (Incepted on           25.27%        2.52%           4.75%
  August 31, 2006)
  Returns After Taxes on Distributions
and Sale of Fund Shares
 RUSSELL 2500TM GROWTH INDEX                41.66%        2.00%          -0.18%
  (reflects no deduction for expenses
  or taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement
Accounts.

 3

FUND MANAGEMENT


  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC



 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    JAMES M. LEACH, CFA, Portfolio Manager / 2003
 Management      THOMAS J. PENCE, CFA, Portfolio Manager / 2001
 Incorporated


SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES
Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.


 INSTITUTIONS PURCHASING FUND SHARES     TO PLACE ORDERS OR REDEEM SHARES
--------------------------------------- -------------------------------------------
 OPENING AN ACCOUNT                      MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which currently have      P.O. Box 8266
  another account with
 WELLS FARGO ADVANTAGE FUNDS may open   Boston, MA 02266-8266
  an account by
 phone or internet. If the institution  INTERNET:www.wellsfargo.com/advantagefunds does not have an
 account, contact your investment       PHONE OR WIRE: 1-800-222-8222 or
  representative.
 FOR MORE INFORMATION                   1-800-368-7550
 See HOW TO BUY SHARES beginning on     IN PERSON: Investor Center
  page 72 of the
 Prospectus                             100 Heritage Reserve
                                        Menomonee Falls,Wisconsin 53051.
                                        CONTACT YOUR INVESTMENT REPRESENTATIVE.


TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                           0303123/P3123-3/18/10
 4


[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | March 1, 2010, as supplemented on March 19, 2010
-------------------------------------------------------------------------------

DISCOVERY FUND

CLASS/Ticker: INVESTOR CLASS Ticker: STDIX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH
CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH
FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY
CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM
THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION
("SAI"), DATED MARCH 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN
EACH FUND'S MOST RECENT ANNUAL REPORT DATED OCTOBER 31, 2009, ARE INCORPORATED
BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY
BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.


     SHAREHOLDER FEES (fees paid directly from your
                      investments)
  Maximum sales charge (load) imposed               None
  on purchases
  Maximum deferred sales charge (load)              None



               ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
  Management Fees                                 0.75%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses                                  0.78%
  Acquired Fund Fees and Expenses                 0.01%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.54%
  Fee Waivers                                     0.15%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.39%
  AFTER FEE WAIVER/1/


1 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of
  1.38%. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest
$10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.


   1 Year      $           142
   3 Years     $           472
   5 Years     $           825
  10 Years     $         1,822


 1

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 221% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth.We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
LIQUIDITY RISK. A security may not be able to be sold at the time desired without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the
Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

 2

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]


                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                     INVESTOR CLASS (Incepted on December 31, 1987)
2000      2001       2002         2003        2004     2005        2006       2007        2008       2009
3.97%     4.17%     -12.12%      38.34%      15.69%    7.24%      13.02%      21.93%      -43.62%    38.33%


             BEST AND WORST QUARTER
  Best Quarter:       Q2    2008       17.55%
  Worst Quarter:      Q4    2008      -29.34%



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                               1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS (Incepted on December       38.33%        2.88%           5.79%
  31, 1987)
  Returns Before Taxes
 INVESTOR CLASS (Incepted on December       38.33%        1.54%           4.46%
  31, 1987)
  Returns After Taxes on Distributions
 INVESTOR CLASS (Incepted on December       24.91%        2.19%           4.58%
  31, 1987)
  Returns After Taxes on Distributions
and Sale of Fund Shares
 RUSSELL 2500TM GROWTH INDEX                41.66%        2.00%          -0.18%
  (reflects no deduction for expenses
  or taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement
Accounts.

 3

FUND MANAGEMENT


  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC



 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    JAMES M. LEACH, CFA, Portfolio Manager / 2003
 Management      THOMAS J. PENCE, CFA, Portfolio Manager / 2001
 Incorporated


SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES


 BUYING FUND SHARES                    TO PLACE ORDERS OR REDEEM SHARES
------------------------------------- --------------------------------------------
 MINIMUM INITIAL INVESTMENT            MAIL: WELLS FARGO ADVANTAGE FUNDS
 Investor Class: $2,500               P.O. Box 8266
                                      Boston, MA 02266-8266
 MINIMUM ADDITIONAL INVESTMENT        INTERNET: www.wellsfargo.com/advantagefunds
    $100                              PHONE OR WIRE: 1-800-222-8222
 See HOW TO BUY SHARES beginning on   IN PERSON: Investor Center
  page 85 of the
 Prospectus                           100 Heritage Reserve
                                      Menomonee Falls, WI 53051.

                                      CONTACT YOUR FINANCIAL PROFESSIONAL.



In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                           0303217/P3217-3/18/10
 4


[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | March 1, 2010, as supplemented on March 19, 2010
-------------------------------------------------------------------------------

DISCOVERY FUND

CLASS/Ticker: Class A - WFDAX; Class C - WDSCX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH
CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH
FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY
CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM
THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION
("SAI"), DATED MARCH 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN
EACH FUND'S MOST RECENT ANNUAL REPORT DATED OCTOBER 31, 2009, ARE INCORPORATED
BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY
BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS
FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of
Share Classes" and "Reductions and Waivers of Sales Charges" on pages 82 and 85 of the Prospectus and "Additional Purchase and Redemption Information" on page
40 of the SAI.


 SHAREHOLDER FEES (fees paid directly
  from your investments)                       CLASS A         CLASS C
  Maximum sales charge (load) imposed         5.75%          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)        None           1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)



 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                    CLASS A          CLASS C
  Management Fees                             0.75%            0.75%
  Distribution (12b-1) Fees                   0.00%            0.75%
  Other Expenses                              0.68%            0.68%
  Acquired Fund Fees and Expenses             0.01%            0.01%
  TOTAL ANNUAL FUND OPERATING EXPENSES        1.44%            2.19%
  Fee Waivers                                 0.10%            0.10%
  TOTAL ANNUAL FUND OPERATING EXPENSES        1.34%            2.09%
  AFTER FEE WAIVER/1/


1 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of
  1.33% for Class A shares, and 2.08% for Class C shares. The committed net operating expense ratio(s) may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest
$10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

 1


                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your shares at      $  704        $  995      $  1,308      $  2,192
  the end of the period)
 CLASS C (if you sell your shares at      $  312        $  676      $  1,165      $  2,516
  the end of the period)
 CLASS A (if you do not sellv your        $  704        $  995      $  1,308      $  2,192
  shares at the end of the period)
 CLASS C (if you do not sellv your        $  212        $  676      $  1,165      $  2,516
  shares at the end of the period)


PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 221% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth.We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
LIQUIDITY RISK. A security may not be able to be sold at the time desired without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the
Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

 2

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]


CALENDAR YEAR TOTAL RETURNS FOR CLASS A (Incepted on July 31, 2007) AS OF 12/31 EACH YEAR
         (Returns do not reflect sales charges and would be lower if they did)
2000     2001       2002        2003        2004     2005       2006       2007        2008       2009
3.97%    4.17%     -12.12%     38.34%      15.69%    7.24%      13.02%     22.16%     -43.61%    38.40%


             BEST AND WORST QUARTER
  Best Quarter:       Q3    2009       17.55%
  Worst Quarter:      Q4    2008      -29.33%



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09 (Returns relfect
  applicable sales sharges)                  1 YEAR       5 YEARS       10 YEARS
 CLASS A (Incepted on July 31, 2007)        30.47%        1.72%           5.19%
  Returns Before Taxes
 CLASS A (Incepted on July 31, 2007)        30.47%        0.40%           3.87%
  Returns After Taxes on Distributions
 CLASS A (Incepted on July 31, 2007)        19.81%        1.19%           4.04%
  Returns After Taxes on Distributions
and Sale of Fund Shares
 CLASS C (Incepted on July 31, 2007)        36.27%        2.17%           5.10%
  Returns Before Taxes
 RUSSELL 2500TM GROWTH INDEX                41.66%        2.00%          -0.18%
  (reflects no deduction for fees,
  expenses or taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual
Retirement Accounts. After-tax returns are shown only for the Class A shares.
After-tax returns for the Class C shares will vary.

 3

FUND MANAGEMENT


  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC



 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    JAMES M. LEACH, CFA, Portfolio Manager / 2003
 Management      THOMAS J. PENCE, CFA, Portfolio Manager / 2001
 Incorporated


SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES


 BUYING FUND SHARES                       TO PLACE ORDERS OR REDEEM SHARES
---------------------------------------- --------------------------------------------
 MINIMUM INITIAL INVESTMENT               MAIL: WELLS FARGO ADVANTAGE FUNDS
 Class A and Class C: $1,000             P.O. Box 8266
 Class B shares are generally closed to  Boston, MA 02266-8266
  new investment.                        INTERNET: www.wellsfargo.com/advantagefunds
 MINIMUM ADDITIONAL INVESTMENT           PHONE OR WIRE: 1-800-222-8222
 All Classes: $100                       IN PERSON: Investor Center
 See HOW TO BUY SHARES beginning on      100 Heritage Reserve
  page 93 of the
 Prospectus                              Menomonee Falls,WI 53051.

                                         CONTACT YOUR FINANCIAL PROFESSIONAL.



In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                           0303321/P3321-3/18/10
 4